Condensed Interim Consolidated Statements of Cash Flows (Unaudited) - CAD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022
Operating Activities
Net loss	$ (285,062)	$ (180,398)	$ (760,799)	$ (573,439)
Adjustment for non-cash items:
Amortization			287,590	105,017
Share-based payments			560,847	88,522
Change in working capital items:
Accounts receivable			309,226	(287,991)
Prepaid expenses and deposits			(26,069)	(38,210)
Deferred revenue			(252,000)
Accounts payable and accrued liabilities			293,605	292,541
Net cash provided by (used in) operating activities			412,400	(413,560)
Investing Activities
Intangible assets			(7,651)	(5,171)
Purchase of equipment			(678,245)	(764,135)
Net cash used in investing activities			(685,896)	(769,306)
Financing Activities
Proceeds from exercise of warrants				24,000
Proceeds from exercise of stock options			42,500	15,000
Net cash provided by financing activities			42,500	39,000
Decrease in cash and cash equivalents			(230,996)	(1,143,866)
Cash and cash equivalents, beginning of period			620,527	2,012,995
Cash and cash equivalents	389,531	869,129	389,531	869,129
Cash and cash equivalents consist of:
Cash	389,531	559,129	389,531	559,129
Guaranteed investment certificates		$ 310,000		$ 310,000